Annual Total Returns - Fidelity Freedom® 2025 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2025 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(5.78%)
Annual Return 2019	19.72%
Annual Return 2020	14.87%